Revenue Recognition - Disaggregated Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 274.5	$ 292.4
Restaurant sales
Disaggregation of Revenue [Line Items]
Total operating revenues	257.8	273.8
Restaurant Group
Disaggregation of Revenue [Line Items]
Total operating revenues	257.8	273.8
Restaurant Group | Restaurant sales
Disaggregation of Revenue [Line Items]
Total operating revenues	245.3	259.2
Restaurant Group | Bakery sales
Disaggregation of Revenue [Line Items]
Total operating revenues	11.0	13.2
Restaurant Group | Franchise and other
Disaggregation of Revenue [Line Items]
Total operating revenues	1.5	1.4
T-System | T-System, point-in-time
Disaggregation of Revenue [Line Items]
Total operating revenues	4.8	6.7
T-System | T-System, over time
Disaggregation of Revenue [Line Items]
Total operating revenues	7.4	8.7
Corporate and Other | Real estate and resort
Disaggregation of Revenue [Line Items]
Total operating revenues	4.4	2.9
Corporate and Other | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	0.1	0.3
Total Other Operating Revenue
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 16.7	$ 18.6